File No. 33-14954
                                                 Rule 497(e)

              STEINROE VARIABLE INVESTMENT TRUST

                  SUPPLEMENT DATED MAY 5, 1999
                 TO PROSPECTUS DATED MAY 1, 1999
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FUND NAME CHANGE
The name of Stein Roe Special Venture Fund, Variable Series is changed to Stein Roe Small Company Growth Fund, Variable Series effective May 5, 1999.

PERFORMANCE TABLE
The performance table shows how the average annual returns of the Fund compare with those of a broad measure of market performance for one year, five years and 10 years. The Fund's designated benchmark has been changed from the Russell 2000 Index to the S&P Small-Cap 600 Index. The S&P 600 measures the performance of selected U.S. stocks with a small market capitalization. The table is intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

                                  1 Year    5 Years    10 Years
Stein Roe Small Company
  Growth Fund, Variable Series   -17.30%     5.06%      12.52%
S&P Small-Cap 600 Index*          -1.31%    13.22%      13.19%
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*The S&P Small-Cap 600 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

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